October 11, 2022

Document Control

U.S. Securities and Exchange Commission

100 F. Street, NE

Washington, D.C. 20549

Re: Capital Group Fixed Income ETF Trust

File Nos. 333-259025 and 811-23738

Dear Sir or Madam:

Pursuant to Rule 497(j), I hereby certify that no changes have been made to the forms of prospectuses and Statement of Additional Information since the electronic filing on October 5, 2022 of Registrant’s Post-Effective Amendment No. 4 under the Securities Act of 1933 and Amendment No. 7 under the Investment Company Act of 1940, both as amended.

Sincerely,

/s/ Jennifer L. Butler

Jennifer L. Butler

Secretary